LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 154,322
Lessee operating lease description	The Company has three operating leases with lease terms of more than one year
Lessee operating lease term of contract	1 year
Operating lease right-of-use assets	$ 431,428	$ 545,745
Operating lease liabilities current	206,867	214,758
Operating lease liabilities non-current	$ 224,561	$ 330,987